SHORT TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2013
SHORT TERM BANK LOANS [Abstract]
Schedule of Short Term Bank Loans
	Bank Name	Interest Rate per Annum	December 31,
			2013	2012
Due Dec 15,2014, guaranteed by Ossen Material Research	Agricultural Bank of China ("ABC") Jiu Long Branch	7.80%	$4,035,969	$-
Due Dec 2,2014,	Anhui Commercial Bank ("ACB") Fei Cui Branch	6.60%	1,614,387	-
Due Oct 20,2014, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang	China Everbright Bank ("CEB") Ma An Shan Branch	6.90%	1,614,387	-
Due Oct 15,2014, collateral by Fixed assets and LUR	Anhui Rural Commercial Bank ("ARCB") Ma An Shan Branch	7.20%	6,457,550	-
Due Aug 22,2014, guaranteed by Dr. Tang	China Construction Bank ("CCB") Jiu Jiang Branch	6.00%	4,035,969	-
Due June 16,2014, collateral by Accounts receivable	Industrial and Commercial Bank of China ("ICBC") Ma An Shan Branch	6.60%	1,937,265	-
Due May 7,2014, guaranteed by Dr. Tang	Bank of Communication Ma An Shan Branch	7.50%	1,614,387	-
Due February 7,2014, collateral by Accounts receivable subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	2,421,581	-
Due January 17,2014, guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	Bank of China ("BOC") Ma An Shan Branch Branch	7.28%	3,228,775	-
Due January 9,2014, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang subsequently repaid on due date	CEB Ma An Shan Branch	7.54%	322,877	-
Due Dec 13,2013, guaranteed by Ossen Material Research and Zhaoyang subsequently repaid on due date	ABC Jiu Long Branch	6.45%	$-	$4,755,413
Due Nov 7,2013, subsequently repaid on due date	ACB Fei Cui Branch	6.80%	-	1,585,138
Due Oct 24,2013, collateral by LUR subsequently repaid on due date	ARCB Ma An Shan Branch	7.20%	-	3,170,275
Due Oct 17,2013, guaranteed by SOI subsequently repaid on due date	ARCB Ma An Shan Branch	7.20%	-	3,170,275
Due Sep 25,2013, guaranteed by Ossen Material Research and SOI subsequently repaid on due date	ACB Fei Cui Branch	6.80%	-	1,585,138
Due Sep 20,2013 guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	CEB Ma An Shan Branch	7.54%	-	792,569
Due Aug 19,2013, subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	-	1,585,138
Due July 23,2013, subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	-	1,743,652
Due June 15,2013, guaranteed by Ossen Material Research subsequently repaid on due date	BOC Jiu Jiang Branch	5.88%	-	1,268,096
Due June 4,2013, guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	CEB Ma An Shan Branch	7.54%	-	4,755,413
Due May 29, 2013, subsequently repaid on due date	CEB Ma An Shan Branch	6.56%	-	1,505,881
Due May 8,2013, subsequently repaid on due date	BOC Ma An Shan Branch	7.82%	-	5,662,112
Due May 7,2013, guaranteed by Ossen Material Research and SOI, subsequently repaid on due date	BOC Ma An Shan Branch	7.82%	-	1,585,138
Due April 28,2013, subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	-	1,426,624
Due April 1,2013, guaranteed by Ossen Material Research and SOI subsequently repaid on due date	BOC Ma An Shan Branch	7.82%	-	1,585,138
Due March 31,2013, guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	CCB Ma An Shan Branch	5.44%	-	2,377,707
Due March 9 ,2013, guaranteed by Ossen Material Research subsequently repaid on due date	BOC Jiu Jiang Branch	5.88%	-	1,108,612
Due March 1, 2013, subsequently repaid on due date	CEB Ma An Shan Branch	6.56%	-	1,505,881
Due Feb 18,2013, guaranteed by Ossen Material Research and Dr Tang subsequently repaid on due date	CCB Ma An Shan Branch	5.44%	-	1,585,138
Due Feb 5, 2013, guaranteed by Ossen Material Research, subsequently repaid on due date	BOC Ma An Shan Branch	6.60%	-	3,170,275
Due Jan 13, 2013, guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	China Merchants Bank ("CMB") Ma An Shan Branch	7.20%	-	1,585,138
Due Jan 9,2013, subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	-	3,170,275
Total			$27,283,147	$50,679,026